CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Natural gas sales	$ 25,727	$ 26,188	$ 50,874	$ 46,757	$ 109,753	$ 165,461	$ 188,453
Oil sales	14,988	51,124	26,004	97,077	142,669	389,770	231,837
Total oil and gas sales	40,715	77,312	76,878	143,834	252,422	555,231	420,290
Operating expenses:
Production taxes	1,327	3,807	2,513	6,781	10,286	23,797	14,524
Gathering and transportation	4,025	3,260	8,390	6,113	14,298	12,897	17,245
Lease operating	12,988	17,827	25,948	32,963	64,502	60,283	52,844
Exploration		23,040	7,753	65,269	70,694	19,403	33,423
Depreciation, depletion and amortization	36,029	90,573	74,865	182,462	321,323	378,275	337,134
General and administrative	5,663	7,176	11,238	15,142	23,541	32,379	34,767
Impairment of oil and gas properties	1,742	1,984	24,460	2,387	801,347	60,268	652
Net loss on sales and exchange of oil and gas properties	1,647	111,830	907	111,830	112,085		2,033
Total operating expenses	63,421	259,497	156,074	422,947	1,418,076	587,302	492,622
Operating loss	(22,706)	(182,185)	(79,196)	(279,113)	(1,165,654)	(32,071)	(72,332)
Other income (expenses):
Gain on sale of marketable securities							7,877
Gain (loss) from derivative financial instruments	18	627	674	627	2,676	8,175	(8,388)
Net gain (loss) on extinguishment of debt	56,196	7,267	89,576	4,532	78,741		(17,854)
Other income	314	356	595	643	1,275	727	1,059
Interest expense	(28,882)	(33,807)	(58,826)	(54,561)	(118,592)	(58,631)	(73,242)
Total other income (expenses)	27,646	(25,557)	32,019	(48,759)	(35,900)	(49,729)	(90,548)
Income (loss) from continuing operations before income taxes	4,940	(207,742)	(47,177)	(327,872)	(1,201,554)	(81,800)	(162,880)
(Provision for) benefit from income taxes	(88)	72,674	(4,548)	114,302	154,445	24,689	56,157
Loss from continuing operations					(1,047,109)	(57,111)	(106,723)
Income from discontinued operations, net of income taxes							147,752
Net income (loss)	$ 4,852	$ (135,068)	$ (51,725)	$ (213,570)	$ (1,047,109)	$ (57,111)	$ 41,029
Net income (loss) per share:
Loss from continuing operations, Basic and diluted					$ (113.53)	$ (6.20)	$ (11.09)
Income from discontinued operations, Basic and diluted							15.36
Net income (loss) per share - basic and diluted	$ 0.41	$ (14.64)	$ (4.82)	$ (23.18)	$ (113.53)	(6.20)	4.27
Dividends per common share						$ 2.50	$ 1.88
Weighted average shares outstanding - basic and diluted	11,557	9,224	10,729	9,215	9,223	9,309	9,311